UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2009

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Paul Kelly
Title:      Compliance Officer
Phone:	617-330-8825
Signature, Place, and date of signing:

Paul Kelly	Boston, MA  July 31, 2009

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$200,437,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
AEGON N V             NY REG SH       007924103  1115    181154   SH       SOLE         181154   0     0
ALCATEL-LUCENT ADR    SP ADR          013904305  1221    492366   SH       SOLE         492366   0     0
ALLIANZ AG  ADR       SP ADR 1/10 SH  018805101  3385    367568   SH       SOLE         367568   0     0
ANGLO AMERN PLC       ADR NEW         03485P201  1634    111722   SH       SOLE         111722   0     0
ASTRAZENECA ADR       SP ADR          046353108  3179    72026    SH       SOLE         72026    0     0
CADBURY PLC           SP ADR          12721E102  2387    69401    SH       SOLE         69401    0     0
CANON ADR             ADR             138006309  2255    69344    SH       SOLE         69344    0     0
CARNIVAL PLC          ADR             14365C103  2830    105640   SH       SOLE         105640   0     0
CREDIT SUISSE ADR     SP ADR          225401108  4476    97898    SH       SOLE         97898    0     0
ENI ADR               SP ADR          26874R108  6369    134352   SH       SOLE         134352   0     0
ERICSSON ADR          ADR B SEK 10    294821608  3883    397120   SH       SOLE         397120   0     0
FRANCE TEL ADR        SP ADR          35177Q105  1956    85788    SH       SOLE         85788    0     0
GLAXOSMTHKLINE ADR    SP ADR          37733W105  6509    184203   SH       SOLE         184203   0     0
GRUPO TV              SP ADR REP ORD  40049J206  3797    223376   SH       SOLE         223376   0     0
HELLENIC TELECOM      SP ADR          423325307  3059    399927   SH       SOLE         399927   0     0
INFOSYS TECH          SP ADR          456788108  1246    33902    SH       SOLE         33902    0     0
ING GROEP NV          SP ADR          456837103   910    89760    SH       SOLE         89760    0     0
ISHARES MSCI EAFE     MSCI EAFE IDX   464287465   310     6780    SH       SOLE          6780    0     0
PHILIPS ELECTRS       NY REG SH NEW   500472303  4197    227865   SH       SOLE         227865   0     0
LLOYDS TSB GROUP      SP ADR          539439109   658    138035   SH       SOLE         138035   0     0
MITSUBISHI UFJ ADR    SP ADR          606822104  4161    677703   SH       SOLE         677703   0     0
NTT DOCOMO ADR        SP ADR          62942M201  3071    211096   SH       SOLE         211096   0     0
NISSAN MOTORS         SP ADR          654744408  2408    199408   SH       SOLE         199408   0     0
NOKIA CORP            SP ADR          654902204  4386    300831   SH       SOLE         300831   0     0
NOMURA HLDGS          SP ADR          65535H208  3416    405288   SH       SOLE         405288   0     0
NOVARTIS              SP ADR          66987V109  6060    148580   SH       SOLE         148580   0     0
NOVO-NORDISK AS       ADR             670100205  4752    87258    SH       SOLE         87258    0     0
ORIX CORP             SP ADR          686330101  2980    100913   SH       SOLE         100913   0     0
POTASH CORP           COM             73755L107  37603   404126   SH       SOLE         398592   0   5534
PRUDENTIAL            ADR             74435K204  2607    190615   SH       SOLE         190615   0     0
REPSOL YPF            SP ADR          76026T205  7294    326212   SH       SOLE         326212   0     0
ROYAL DUTCH SHELL     SP ADR B        780259107  3404    66944    SH       SOLE         66944    0     0
ROYAL DUTCH SHELL     SP ADR A        780259206  5829    116150   SH       SOLE         116150   0     0
ROYAL KPN             SP ADR          780641205  6130    442623   SH       SOLE         442623   0     0
SANOFI-AVENTIS        SP ADR          80105N105  3208    108814   SH       SOLE         108814   0     0
SAP AG                SP ADR          803054204  9202    228976   SH       SOLE         228976   0     0
SIEMENS AG            SP ADR          826197501  7029    101598   SH       SOLE         101598   0     0
SONY CORP             ADR NEW         835699307  4405    170352   SH       SOLE         170352   0     0
STATOIL ASA           SP ADR          85771P102  3428    173395   SH       SOLE         173395   0     0
TDK                   AMERN DEP SH    872351408  2202    47335    SH       SOLE         47335    0     0
TAIWAN SEMI           SP ADR          874039100   457    48597    SH       SOLE         48597    0     0
TELEFONICA            SP ADR          879382208  4529    66723    SH       SOLE         66723    0     0
TOTAL SA              SP ADR          89151E109  4950    91293    SH       SOLE         91293    0     0
UNILEVER              N Y SHS NEW     904784709  3807    157458   SH       SOLE         157458   0     0
VEOLIA ENVIRONMENT    SP ADR          92334N103  1098    37202    SH       SOLE         37202    0     0
DEUTSCHE BANK AG      NAMEN AKT       D18190898  5360    87885    SH       SOLE         87885    0     0
SINA CORP             ORD             G81477104  1285    43600    SH       SOLE         43600    0     0